Other Comprehensive Income - Summary of Other Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	¥ (30)	¥ (54)	¥ 42
Reclassification adjustments for amounts transferred to profit or loss: - interest expense (Note 15)	(15)	(18)	(13)	[1]
Net deferred tax credited / (debited) to other comprehensive income	11	17	(7)
Net movement in the fair value reserve during the year recognized in other comprehensive income	(34)	(55)	22
Equity investments measured at FVOCI:
Changes in fair value recognized during the year	(250)	(31)	319	[1]
Net deferred tax credited / (debited) to other comprehensive income	63	7	(80)
Net movement in the fair value reserve (non-recycling) during the year recognised in other comprehensive income	(187)	(24)	239
Share of other comprehensive income of associate
Will not be reclassified to profit or loss	(2)	3	(4)
May be reclassified subsequently to profit or loss	(3)	0	0
Net movement during the year recognised in other comprehensive income	(5)	3	(4)
Differences resulting from the translation of foreign currency financial statements	¥ 8	¥ (7)	¥ (2)

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).